UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1810

Oppenheimer Global Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/30/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS June 30, 2017 Unaudited

	Shares	Value

Common Stocks—97.1%

Consumer Discretionary—15.3%

Automobiles—0.9%
Suzuki Motor Corp.	1,952,200	$92,779,739

Hotels, Restaurants & Leisure—0.6%
International Game
Technology plc	3,134,230	57,356,409

Internet & Catalog Retail—1.7%
JD.com, Inc., ADR[1]	4,365,018	171,196,006

Leisure Products—1.0%
Nintendo Co. Ltd.	286,700	95,955,678

Media—2.1%
Walt Disney Co.
(The)	1,447,460	153,792,625

Zee Entertainment
Enterprises Ltd.	7,374,039	56,086,738

		209,879,363

Specialty Retail—3.5%
Industria de Diseno
Textil SA	5,422,587	208,820,301

Tiffany & Co.	1,436,868	134,878,799

		343,699,100

Textiles, Apparel & Luxury Goods—5.5%
Brunello Cucinelli
SpA	1,349,989	35,487,810

Kering	607,855	208,123,363

LVMH Moet
Hennessy Louis
Vuitton SE	1,090,510	273,567,505

Tod’s SpA	444,481	27,719,090

		544,897,768

Consumer Staples—5.2%

Food & Staples Retailing—0.8%
Whole Foods
Market, Inc.	1,932,760	81,388,524

Food Products—2.0%
Unilever plc	3,664,099	198,472,118

Household Products—2.4%
Colgate-Palmolive
Co.	3,202,128	237,373,749

Energy—0.9%

Energy Equipment & Services—0.9%
TechnipFMC plc[1]	3,300,564	89,734,624

	Shares	Value

Financials—20.5%

Capital Markets—6.3%
Credit Suisse Group
AG1	4,424,633	$64,109,841

Goldman Sachs
Group, Inc. (The)	705,858	156,629,890

S&P Global, Inc.	1,581,323	230,857,345

UBS Group AG1	9,741,558	165,369,301

		616,966,377

Commercial Banks—6.2%
Banco Bilbao
Vizcaya Argentaria
SA	7,619,893	63,685,760

Citigroup, Inc.	4,404,350	294,562,928

ICICI Bank Ltd.,
Sponsored ADR	9,662,673	86,674,177

Societe Generale SA	2,537,080	137,942,920

Sumitomo Mitsui
Financial Group, Inc.	745,500	29,164,522

		612,030,307

Insurance—6.0%
Allianz SE	910,791	179,488,588

Dai-ichi Life
Holdings, Inc.	7,239,000	131,441,317

FNF Group	2,208,660	99,014,228

Prudential plc	8,094,230	185,952,101

		595,896,234

Real Estate Management & Development—2.0%
DLF Ltd.[1]	66,889,896	197,216,771

Health Care—15.6%

Biotechnology—6.1%
ACADIA Pharmaceuticals, Inc.[1]	2,296,479	64,048,799

Biogen, Inc.[1]	350,220	95,035,699

BioMarin Pharmaceutical, Inc.[1]	517,814	47,027,868

Bluebird Bio, Inc.[1]	501,239	52,655,157

Blueprint Medicines Corp.[1]	778,303	39,436,613

Circassia
Pharmaceuticals
plc[1,2]	16,970,348	20,106,860

Gilead Sciences, Inc.	1,271,540	89,999,601

Ionis Pharmaceuticals, Inc.[1]	1,403,626	71,402,455

Loxo Oncology, Inc.[1]	337,000	27,024,030

1          OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Biotechnology (Continued)

MacroGenics, Inc.[1,2]	1,836,284	$32,153,333

Sage Therapeutics, Inc.[1]	849,709	67,670,825

		606,561,240

Health Care Equipment & Supplies—1.8%
Swiss Medical SA1,2,3	526,084,560	45,427,402

Zimmer Biomet Holdings, Inc.	1,050,064	134,828,217

		180,255,619

Health Care Providers & Services—5.2%
Aetna, Inc.	1,649,499	250,443,433

Anthem, Inc.	1,040,012	195,657,457

Centene Corp.[1]	781,170	62,399,860

		508,500,750

Pharmaceuticals—2.5%
Bayer AG	1,043,909	135,065,205

Roche Holding AG	226,591	57,856,855

Shire plc	934,432	51,482,114

		244,404,174

Industrials—12.4%

Aerospace & Defense—3.0%
Airbus SE	3,561,898	293,488,415

Air Freight & Couriers—1.1%
United Parcel Service, Inc., Cl. B	950,650	105,132,383

Airlines—0.7%
International Consolidated Airlines Group SA	8,170,710	65,067,551

Building Products—1.4%
Assa Abloy AB, Cl. B	6,401,588	140,718,624

Construction & Engineering—0.4%
FLSmidth & Co. AS	705,869	44,627,891

Electrical Equipment—2.5%
Emerson Electric Co.	774,638	46,183,918

Nidec Corp.	1,983,016	203,631,599

		249,815,517

Industrial Conglomerates—2.5%
3M Co.	733,820	152,773,986

Siemens AG	711,307	97,802,721

		250,576,707

Machinery—0.8%
FANUC Corp.	399,800	77,202,930

	Shares	Value

Information Technology—24.9%

Electronic Equipment, Instruments, & Components—6.5%
Keyence Corp.	472,006	$207,762,178

Kyocera Corp.	2,031,200	117,761,486

Murata Manufacturing Co. Ltd.	1,577,804	240,407,409

TDK Corp.	1,132,900	74,751,611

		640,682,684

Internet Software & Services—8.9%
Alphabet, Inc., Cl. A1	290,790	270,341,648

Alphabet, Inc., Cl. C1	301,603	274,075,694

Baidu, Inc., Sponsored ADR[1]	254,470	45,514,504

Facebook, Inc., Cl. A1	1,498,790	226,287,314

Twitter, Inc.[1]	3,659,440	65,394,193

		881,613,353

IT Services—1.2%
Earthport plc[1,2]	46,902,132	12,675,571

PayPal Holdings, Inc.[1]	1,922,048	103,156,316

		115,831,887

Semiconductors & Semiconductor Equipment—2.1%
Maxim Integrated Products, Inc.	4,106,073	184,362,677

Renesas Electronics Corp.[1]	3,065,900	26,824,174

		211,186,851

Software—6.2%
Adobe Systems, Inc.[1]	1,448,354	204,855,190

Intuit, Inc.	1,414,060	187,801,309

SAP SE	2,109,533	220,486,658

		613,143,157

Materials—1.0%

Chemicals—1.0%
Linde AG	496,026	94,218,269

Telecommunication Services—1.3%

Wireless Telecommunication Services—1.3%
KDDI Corp.	4,983,200	132,015,370

Total Common Stocks (Cost $4,585,986,316)		9,599,886,139

2          OPPENHEIMER GLOBAL FUND

	Shares	Value

Preferred Stocks—1.8%

Bayerische Motoren Werke (BMW) AG, Preference	2,140,141	$176,586,665

Zee Entertainment Enterprises Ltd., 6% Cum. Non-Cv.	29,407,492	4,404,015

Total Preferred Stocks (Cost $70,799,258)		180,990,680

	Shares	Value

Investment Company—0.7%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.86%[2,4] (Cost $67,379,533)	67,379,533	$67,379,533

Total Investments, at Value (Cost $4,724,165,107)	99.6%	9,848,256,352

Net Other Assets (Liabilities)	0.4	41,612,378

Net Assets	100.0%	$9,889,868,730

Footnotes to Statement of Investments

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares September 30, 2016	Gross Additions	Gross Reductions	Shares June 30, 2017
Circassia Pharmaceuticals plc	16,970,348	—	—	16,970,348
Earthport plc	46,902,132	—	—	46,902,132
MacroGenics, Inc.	1,567,284	269,000	—	1,836,284
Oppenheimer Institutional Government Money Market Fund, Cl. E	28,107,943	573,649,135	534,377,545	67,379,533
Swiss Medical SA	526,084,560	—	—	526,084,560

	Value	Income
Circassia Pharmaceuticals plc	$20,106,860	$—
Earthport plc	12,675,571	—
MacroGenics, Inc.	32,153,333	—
Oppenheimer Institutional Government Money Market Fund, Cl. E	67,379,533	125,650
Swiss Medical SA	45,427,402	—
Total	$177,742,699	$125,650

3. Restricted security. The aggregate value of restricted securities at period end was $45,427,402, which represents 0.46% of the Fund’s net assets. See Note 4 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation
Swiss Medical SA	5/16/94-7/10/02	$30,390,000	$45,427,402	$15,037,402

4. Rate shown is the 7-day yield at period end.

3          OPPENHEIMER GLOBAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$4,506,025,595	45.8%
Japan	1,429,698,013	14.5
France	913,122,202	9.3
Germany	903,648,106	9.2
United Kingdom	629,365,236	6.4
India	344,381,701	3.5
Switzerland	287,335,998	2.9
Spain	272,506,061	2.8
China	216,710,510	2.2
Sweden	140,718,623	1.4
Italy	63,206,900	0.6
Ireland	51,482,114	0.5
Argentina	45,427,402	0.5
Denmark	44,627,891	0.4

Total	$9,848,256,352	100.0%

4          OPPENHEIMER GLOBAL FUND

NOTES TO STATEMENT OF INVESTMENTS June 30, 2017 Unaudited

1. Organization

Oppenheimer Global Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales

5          OPPENHEIMER GLOBAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

6          OPPENHEIMER GLOBAL FUND

3. Securities Valuation (Continued)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$517,223,839	$998,540,224	$—	$1,515,764,063
Consumer Staples	318,762,273	198,472,118	—	517,234,391
Energy	—	89,734,624	—	89,734,624
Financials	867,738,568	1,154,371,121	—	2,022,109,689
Health Care	1,229,783,347	264,511,034	45,427,402	1,539,721,783
Industrials	304,090,287	922,539,731	—	1,226,630,018
Information Technology	1,561,788,845	900,669,087	—	2,462,457,932
Materials	—	94,218,269	—	94,218,269
Telecommunication Services	—	132,015,370	—	132,015,370
Preferred Stocks	4,404,015	176,586,665	—	180,990,680
Investment Company	67,379,533	—	—	67,379,533

Total Assets	$4,871,170,707	$4,931,658,243	$45,427,402	$9,848,256,352

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other

7          OPPENHEIMER GLOBAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite

8          OPPENHEIMER GLOBAL FUND

4. Investments and Risks (Continued)

direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition

9          OPPENHEIMER GLOBAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Federal Taxes (Continued)

of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$4,737,070,880

Gross unrealized appreciation	$5,417,150,694
Gross unrealized depreciation	(305,965,222)

Net unrealized appreciation	$5,111,185,472

10          OPPENHEIMER GLOBAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/15/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/15/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	8/15/2017